Summary of Interest Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Amortization of debt discounts			$ 1,533,537	$ 4,899,625	$ 6,607,212	$ 4,545,675
Total accrued and noncash converted interest					9,244,324	3,065,633
Total cash paid interest expense					645,681	2,852,262
Total interest expense	$ 2,512,637	$ 4,253,180	$ 7,695,317	$ 12,169,315	16,497,217	10,463,570
Term Note [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					554,693
Total accrued and noncash converted interest					747,453
12% Convertible Debentures [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					3,880,609	3,304,893
Total accrued and noncash converted interest					2,116,281	1,831,130
12% Second Amended Senior Secured Note [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					2,171,910	1,240,782
Total accrued and noncash converted interest					6,374,746	1,228,709
Total cash paid interest expense						2,351,904
Promissory Note [Member]
Short-term Debt [Line Items]
Total accrued and noncash converted interest					5,844	5,794
Total cash paid interest expense						983
Other [Member]
Short-term Debt [Line Items]
Total cash paid interest expense					$ 645,681	$ 499,375